Loans Payable - Additional Information (Detail) ¥ in Thousands, AUD in Thousands, $ in Thousands											1 Months Ended	2 Months Ended
	Dec. 18, 2015 USD ($)	Dec. 18, 2015 CNY (¥)	Aug. 28, 2015 USD ($)	Aug. 10, 2015 USD ($)	May. 21, 2015 USD ($)	May. 21, 2015 CNY (¥)	Dec. 09, 2014 USD ($) Derivative Loan Agreement	May. 13, 2014 USD ($)	Aug. 19, 2013 USD ($)	Jul. 29, 2013 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 22, 2015 USD ($)	Sep. 22, 2015 CNY (¥)	Aug. 28, 2015 CNY (¥)	Aug. 25, 2015 USD ($)	Aug. 25, 2015 CNY (¥)	Aug. 10, 2015 CNY (¥)	Jul. 17, 2015 USD ($)	Jul. 17, 2015 CNY (¥)	Dec. 09, 2014 CNY (¥) Derivative Loan Agreement	Sep. 25, 2014 USD ($)	Sep. 25, 2014 CNY (¥)	May. 23, 2014 USD ($)	May. 23, 2014 CNY (¥)	May. 13, 2014 CNY (¥)	Aug. 19, 2013 AUD	Aug. 19, 2013 CNY (¥)	Aug. 13, 2013 AUD	Aug. 13, 2013 CNY (¥)	Jul. 29, 2013 CNY (¥)	Jul. 24, 2013 USD ($)	Jul. 24, 2013 CNY (¥)
China Merchant Bank (Shanghai Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan															$ 15,440	¥ 100,000
Amount borrowed under the commitment of a bank loan											$ 1,530	$ 13,900	¥ 90,100	¥ 9,900
Annual interest rate											4.60%	4.35%	4.35%	4.60%
Bank loan maturity period											1 year	1 year
HSBC Bank Loan
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																		$ 200,000	¥ 1,300,000
Amount borrowed under the commitment of a bank loan			$ 200,000														¥ 1,300,000
Annual interest rate																		1.42%	1.42%
Bank loan maturity period			2 years
HSBC Bank Loan | Loans Borrowed by 91 Wireless
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan								$ 20,000																				¥ 129,560
The percentage points added to LIBOR to compute the floating interest rate per annum								0.80%
Amount borrowed under the commitment of a bank loan																								$ 8,000	¥ 51,820	$ 7,000	¥ 45,340
Annual interest rate																								1.13%	1.13%	1.12%	1.12%
Repayment of loan due	$ 8,000	¥ 51,820			$ 7,000	¥ 45,340
Sumitomo Mitsui Bank Loan
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																					$ 150,000	¥ 971,670												$ 150,000	¥ 971,670
Amount borrowed under the commitment of a bank loan				$ 150,000						$ 150,000										¥ 971,670													¥ 971,670
Annual interest rate				1.41%						1.17%										1.41%													1.17%
Bank loan maturity period				2 years						2 years
ANZ Bank Loan
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																															AUD 235,000	¥ 1,300,000
Amount borrowed under the commitment of a bank loan																													AUD 235,000	¥ 1,300,000
Annual interest rate									1.65%																				1.65%	1.65%
Bank loan maturity period									2 years
Unsecured loan borrowed | $									$ 200,000
Bank of China
Debt Instrument [Line Items]
Number of loan agreements | Agreement							2																2
Number of unsecured loan | Loan							2																2
Number of interest rate swap agreements | Derivative							2																2
Bank of China | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan							$ 150,000																¥ 971,670
Annual interest rate							2.31%																2.31%
Bank loan maturity period							2 years
Bank of China | Unsecured Loan 2
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan							$ 150,000																¥ 971,670
Annual interest rate							2.45%																2.45%
Bank loan maturity period							3 years